Loans and Allowance for Loan Losses - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($) loan	Dec. 31, 2014 USD ($)
Financing Receivable, Recorded Investment [Line Items]
Variable rate loans	$ 1,178,865	$ 970,428
Fixed rate loans	517,560	500,686
Prevailing interest rate loans	9,692	6,576	$ 11,744
Nonaccrual loans interest lost	$ 202	$ 291
Troubled debt restructuring number of loans | loan	0	2
Troubled debt restructurings subsequently default within twelve months		$ 1,060
Loans in secondary market	$ 161,114	153,882	105,078
Gain on sale of loans in secondary market	4,355	4,048	$ 2,780
Loans sold with recourse	124,480	111,521
Nonperforming [Member]
Financing Receivable, Recorded Investment [Line Items]
Potential problem loans	$ 16,200	$ 25,200
Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Amortization term, lower range	15 years
Amortization term, upper range	30 years
Maturity period, lower range	5 years
Maturity period, upper range	15 years